N-2 - USD ($)					3 Months Ended
		Apr. 17, 2025	Apr. 15, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Cover [Abstract]
Entity Central Index Key		0000921671
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		THE GABELLI MULTIMEDIA TRUST INC.
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses

Sales Load (as a percentage of offering price)	1.00	%(a)
Offering Expenses Borne by the Fund (as a percentage of offering price)	0.43%
Dividend Reinvestment and Voluntary Cash Purchase Plan Fees
Purchase Transactions	0.75	(b)
One-time Fee for Deposit of Stock Certificates	2.50	(b)
(a)	G.research, LLC has been engaged by the Fund as a non-exclusive sales manager and will be entitled to compensation at a commission rate of no greater than 1.00% of the gross sale price per share.
(b)	Stockholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Stockholders participating in the Voluntary Cash Purchase Plan would pay $0.75 a per share fee (currently $0.02 per share), which per share fee includes brokerage commissions for transactions to purchase shares of stock and $2.50 plus a per share fee (currently $0.10 per share), which per share fee includes brokerage commissions for transactions to sell stocks. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]		0.43%
Annual Expenses [Table Text Block]
	Percentage of Net Assets Attributable to Common Shares
Annual Expenses (as a percentage of net assets attributable to common stock)
Management Fees	1.52	%(c)
Interest on Borrowed Funds	–	%(d)
Other Expenses	0.60	%(e)
Total Annual Expenses	2.12%
Dividends on Preferred Shares	2.68	%(f)
Total Annual Expenses and Dividends on Preferred	4.80%
(c)	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no shares deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.
(d)	The Fund has no current intention of borrowing from a lender or issuing notes during the one year following the date of this Annual Report.
(e)	“Other Expenses” are based on estimated amounts for the current year.
(f)	Dividends on Preferred Shares represent the estimated annual distributions on the existing preferred shares outstanding.

Management Fees [Percent]	[2]	1.52%
Interest Expenses on Borrowings [Percent]	[3]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.60%
Total Annual Expenses [Percent]		2.12%
Waivers and Reimbursements of Fees [Percent]	[5]	2.68%
Net Expense over Assets [Percent]		4.80%
Expense Example [Table Text Block]

Example

The following example illustrates the expenses you would pay on a $1,000 investment in common stock, assuming a 5% annual portfolio total return.*

	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$ 48	$ 144	$ 241	$ 485

*	The example should not be considered a representation of future expenses. The example is based on total Annual Expenses and Dividends on Preferred Shares shown in the table above and assumes that the amounts set forth in the table do not change and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

The example includes Dividends on Preferred Shares. If Dividends on Preferred Shares were not included in the example calculation, the estimated expenses for the 1-, 3-, 5- and 10-year periods in the table above would be as follows (based on the same assumptions as above): $21, $66, $114, and $245, respectively.

Expense Example, Year 01		$ 48
Expense Example, Years 1 to 3		144
Expense Example, Years 1 to 5		241
Expense Example, Years 1 to 10		$ 485
Purpose of Fee Table , Note [Text Block]

The following tables and examples are intended to assist you in understanding the various costs and expenses directly or indirectly associated with investing in our common stock as a percentage of net assets attributable to common stock. Amounts are for the current fiscal year after giving effect to anticipated net proceeds of the offering, assuming that we incur the estimated offering expenses, including any preferred shares offering expenses. All expenses of the Fund are borne, directly or indirectly, by the common stockholders.

Other Expenses, Note [Text Block]		“Other Expenses” are based on estimated amounts for the current year.
Management Fee not based on Net Assets, Note [Text Block]		The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no shares deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]

RISK FACTORS AND SPECIAL CONSIDERATIONS

Investing in our common stock involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Therefore, before investing in our common stock you should consider carefully the risk factors described in the accompanying prospectus in addition to the risk factors described in this prospectus supplement.

Purchase at a Premium to Net Asset Value

Shares of our common stock have in recent times traded at a premium to net asset value per share which may not be sustainable. If our common stock is trading at a premium to net asset value at the time you purchase shares, you will experience an immediate reduction in the intrinsic value of the shares you purchase in comparison with the market price of the shares. Please see “Price Range of Common Stock” on page S-4 for further information about our historical common stock prices and premium or discount to net asset value.

Share Price [Table Text Block]

The following table sets forth for the quarters indicated, the high and low sale prices on the NYSE per share of our common stock and the net asset value and the premium or discount from net asset value per share at which the common stock were trading, expressed as a percentage of net asset value, at each of the high and low sale prices provided.

	Market Price		Corresponding Net Asset Value (“NAV”) Per Share		Corresponding Premium or Discount as a % of NAV
Quarter Ended	High	Low	High	Low	High	Low
March 31, 2023	$6.08	$5.34	$4.31	$4.00	41.07%	33.50%
June 30, 2023	$6.90	$5.57	$3.96	$4.23	74.24%	31.68%
September 30, 2023	$6.78	$5.79	$4.09	$3.87	65.77%	49.61%
December 31, 2023	$6.18	$4.36	$3.62	$3.38	70.72%	28.99%
March 31, 2024	$6.11	$5.27	$3.75	$3.74	62.93%	40.91%
June 30, 2024	$5.97	$5.27	$3.53	$3.25	69.12%	62.15%
September 30, 2024	$5.40	$4.73	$3.30	$3.64	63.64%	29.95%
December 31, 2024	$5.12	$4.46	$4.00	$3.50	28.00%	27.43%
March 31, 2025	$4.91	$4.49	$3.64	$3.49	34.89%	28.65%

The last reported price for our common stock on April 15, 2025 was $4.47 per share. As of April 15, 2025, the net asset value per share of the Fund’s common stock was $3.17. Accordingly, our common stock traded at a premium to net asset value of 41.01% on April 15, 2025.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

The following information regarding the Fund’s outstanding securities is as of April 15, 2025.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
Common Stock	187,999,000	–	33,473,461
5.125% Series E Cumulative Preferred Shares	4,500,000	–	1,600,635
5.125% Series G Cumulative Preferred Shares	4,500,000		1,257,165
Other Series of Preferred Shares	–	–	–

Purchase at a Premium to Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Purchase at a Premium to Net Asset Value

Shares of our common stock have in recent times traded at a premium to net asset value per share which may not be sustainable. If our common stock is trading at a premium to net asset value at the time you purchase shares, you will experience an immediate reduction in the intrinsic value of the shares you purchase in comparison with the market price of the shares. Please see “Price Range of Common Stock” on page S-4 for further information about our historical common stock prices and premium or discount to net asset value.

Common Stock [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid					$ 4.49	$ 4.46	$ 4.73	$ 5.27	$ 5.27	$ 4.36	$ 5.79	$ 5.57	$ 5.34
Highest Price or Bid					4.91	5.12	5.40	5.97	6.11	6.18	6.78	6.90	6.08
Lowest Price or Bid, NAV					3.49	3.50	3.64	3.25	3.74	3.38	3.87	4.23	4.00
Highest Price or Bid, NAV					$ 3.64	$ 4.00	$ 3.30	$ 3.53	$ 3.75	$ 3.62	$ 4.09	$ 3.96	$ 4.31
Highest Price or Bid, Premium (Discount) to NAV [Percent]					34.89%	28.00%	63.64%	69.12%	62.93%	70.72%	65.77%	74.24%	41.07%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]					28.65%	27.43%	29.95%	62.15%	40.91%	28.99%	49.61%	31.68%	33.50%
Share Price			$ 4.47
NAV Per Share			$ 3.17
Latest Premium (Discount) to NAV [Percent]			41.01%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Stock
Outstanding Security, Authorized [Shares]			187,999,000
Outstanding Security, Not Held [Shares]			33,473,461	33,359,278
Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 72,603,225		$ 72,603,225
Preferred Stock As Adjusted [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 71,445,000		$ 71,445,000
5.125% Series E Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference				$ 25		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			5.125% Series E Cumulative Preferred Shares
Outstanding Security, Authorized [Shares]			4,500,000
Outstanding Security, Not Held [Shares]			1,600,635	1,611,361
5.125% Series G Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Preferred Stock Liquidating Preference				$ 25		$ 25
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			5.125% Series G Cumulative Preferred Shares
Outstanding Security, Authorized [Shares]			4,500,000
Outstanding Security, Not Held [Shares]			1,257,165	1,292,768
5.125% Series E Cumulative Preferred Shares As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,600,635
5.125% Series G Cumulative Preferred Shares As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				1,257,165
Common Stock As Adjusted [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]				114,208
Purchase Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	$ 0.75
Sale Transactions [Member]
Fee Table [Abstract]
Dividend Reinvestment and Cash Purchase Fees	[6]	2.50
Dividends on Preferred Shares Not Included [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		21
Expense Example, Years 1 to 3		66
Expense Example, Years 1 to 5		114
Expense Example, Years 1 to 10		$ 245

[1]	G.research, LLC has been engaged by the Fund as a non-exclusive sales manager and will be entitled to compensation at a commission rate of no greater than 1.00% of the gross sale price per share.
[2]	The Investment Adviser’s fee is 1.00% annually of the Fund’s average weekly net assets, plus assets attributable to any outstanding senior securities, with no shares deduction for the liquidation preference of any outstanding preferred shares or the principal amount of any outstanding notes. Consequently, if the Fund has preferred shares or notes outstanding, the investment management fees and other expenses as a percentage of net assets attributable to common stock will be higher than if the Fund does not utilize a leveraged capital structure.
[3]	The Fund has no current intention of borrowing from a lender or issuing notes during the one year following the date of this Annual Report.
[4]	“Other Expenses” are based on estimated amounts for the current year.
[5]	Dividends on Preferred Shares represent the estimated annual distributions on the existing preferred shares outstanding.
[6]	Stockholders participating in the Fund’s Automatic Dividend Reinvestment Plan do not incur any additional fees. Stockholders participating in the Voluntary Cash Purchase Plan would pay $0.75 a per share fee (currently $0.02 per share), which per share fee includes brokerage commissions for transactions to purchase shares of stock and $2.50 plus a per share fee (currently $0.10 per share), which per share fee includes brokerage commissions for transactions to sell stocks. See “Automatic Dividend Reinvestment and Voluntary Cash Purchase Plan.”